Earnings Per Share - Computation of Diluted Earnings per Share (Detail) ¥ / shares in Units, $ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Class A Voting Ordinary Shares [Member]
Earnings per share –diluted:
Interest charges applicable to the Convertible Senior Notes	$ 2,711,457	¥ 18,876,619
Allocation of net income attributable to Qudian Inc. for diluted computation	369,803,134	2,574,495,457	¥ 2,000,018,251	¥ 1,714,215,136
Reallocation of net income attributable to Qudian Inc. as a result of conversion of	99,808,977	694,850,138	491,297,962	450,243,684
Allocation of net income attributable to Qudian Inc	$ 472,323,568	¥ 3,288,222,214	¥ 2,491,316,213	¥ 2,164,458,820
Weighted average number of Class A and Class B ordinary shares outstanding:
Weighted average number of ordinary share outstanding– basic	215,040	215,040	255,190	62,900
Dilutive effect of preferred shares				177,360
Conversion of Class B to Class A ordinary shares	63,490	63,490	63,490	63,490
Adjustments for dilutive share options	3,450	3,450	3,280	1,470
Conversion of the Convertible Senior Notes to Class A ordinary share	18,480	18,480
Denominator used for diluted earnings per share	300,460	300,460	321,960	305,220
Diluted | (per share)	$ 1.57	¥ 10.94	¥ 7.74	¥ 7.09
Class B Voting Ordinary Shares [Member]
Earnings per share –diluted:
Interest charges applicable to the Convertible Senior Notes	$ 726,489	¥ 5,057,670
Allocation of net income attributable to Qudian Inc. for diluted computation	99,082,488	689,792,468	¥ 491,297,962	¥ 450,243,684
Allocation of net income attributable to Qudian Inc	$ 99,808,977	¥ 694,850,138	¥ 491,297,962	¥ 450,243,684
Weighted average number of Class A and Class B ordinary shares outstanding:
Weighted average number of ordinary share outstanding– basic	63,490	63,490	63,490	63,490
Denominator used for diluted earnings per share	63,490	63,490	63,490	63,490
Diluted | (per share)	$ 1.57	¥ 10.94	¥ 7.74	¥ 7.09